[LOGO OMITTED] ARK FUNDS[R]

               OCTOBER 31, 2001    Corporate Classes Semi Annual Report

                                     U.S. Treasury Cash Management Portfolio

                                       U.S. Government Cash Management Portfolio

                                         Prime Cash Management Portfolio

                                           Tax-Free Cash Management Portfolio



                                     MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

CONTENTS


   Letter to Shareholders ...........................   1

   Management Discussion and Analysis ...............   4

   Statements of Net Assets .........................   6

   Statements of Operations .........................  13

   Statements of Changes in Net Assets ..............  14

   Financial Highlights .............................  15

   Notes to Financial Statements ....................  16

   Notice to Shareholders ...........................  19

                                                        LETTER TO SHAREHOLDERS 1

DECEMBER 2001

DEAR SHAREHOLDERS,

With this Semi Annual Report, we are pleased to update you on the progress of the ARK Cash Management Portfolios as of October 31, 2001.

In addition to providing you with information about the Portfolios' performance, diversification, and holdings, the Portfolio Managers' Management Discussion and Analysis provides relevant financial market information.

Assets of the ARK Cash Management Portfolios have continued to grow, reaching $798.4 million at October 31, 2001.

We hope you share our pleasure with the ARK Cash Management Portfolios' progress. Our goals continue to be asset growth and building upon our successes. We look forward to continuing to help you meet your financial goals.



                                       Sincerely,

                                       /S/William H. Cowie, Jr.

                                       William H. Cowie, Jr.
                                       CHAIRMAN

                                           SEMI ANNUAL REPORT / October 31, 2001

                       This page intentionally left blank.

                                                    CASH MANAGEMENT PORTFOLIOS 3


                                 Cash Management
                                   Portfolios


OUR INVESTMENT MANAGEMENT PHILOSOPHY IS DEFINED BY THREE OBJECTIVES: TO PRESERVE PRINCIPAL, TO MAINTAIN DAILY LIQUIDITY, AND TO MAXIMIZE CURRENT INCOME. TO ACHIEVE THESE OBJECTIVES, WE ACTIVELY MANAGE THE CASH MANAGEMENT PORTFOLIOS UTILIZING OUR CONSERVATIVE AND HIGHLY DISCIPLINED RELATIVE-VALUE APPROACH, WHICH IS CONSTANTLY MONITORED AND REVIEWED TO ENSURE THAT OUR SHAREHOLDERS' GOALS ARE REALIZED.

TO PRESERVE PRINCIPAL, WE CONSIDER ONLY THOSE ISSUERS THAT PASS OUR STRINGENT CREDIT EVALUATION PROCESS. THE GOAL OF THE CREDIT EVALUATION PROCESS IS TO SELECT HIGH-QUALITY ISSUERS THAT PRESENT MINIMAL CREDIT RISK. THE EVALUATION PROCESS IS BASED ON BOTH QUANTITATIVE AND QUALITATIVE FACTORS THAT HIGHLIGHT THE ISSUER'S ABILITY TO MAINTAIN ITS CREDIT RATING AND LEADING INDUSTRY POSITION. ISSUERS ARE MONITORED AND REVIEWED BY THE ALLIED INVESTMENT ADVISORS INVESTMENT POLICY COMMITTEE, WHICH IS COMPRISED OF SENIOR PERSONNEL FROM ALLIED INVESTMENT ADVISORS, INC. (AIA).

TO PROVIDE DAILY LIQUIDITY, WE MANAGE OUR MATURITIES AND ENGAGE IN OVERNIGHT REPURCHASE AGREEMENTS WITH APPROVED BROKER/DEALERS THAT HAVE OBTAINED THE HIGHEST SHORT-TERM RATINGS. EACH REPURCHASE AGREEMENT IS COLLATERALIZED BY U.S. TREASURY OR U.S. GOVERNMENT AGENCY COLLATERAL.

TO MAXIMIZE CURRENT INCOME, WE ACTIVELY MANAGE THE PORTFOLIOS. WE SEEK TO TAKE ADVANTAGE OF SHORT-LIVED TRADING OPPORTUNITIES AND MARKET INEFFICIENCIES BY EMPLOYING A RELATIVE-VALUE APPROACH THAT EMPHASIZES SECURITY SELECTION.

EACH PORTFOLIO'S STRATEGY STARTS WITH AN AVERAGE MATURITY DECISION. THIS DECISION IS DETERMINED BY A NUMBER OF FACTORS, SUCH AS ANALYSIS OF OUR SHAREHOLDERS' LIQUIDITY NEEDS, EXPECTED FEDERAL RESERVE MONETARY POLICY AND YIELD CURVE, AND IMPLIED FORWARD INTEREST-RATE ANALYSIS.

UPON DETERMINING A PORTFOLIO'S AVERAGE MATURITY, WE ANALYZE EACH MARKET SECTOR TO DETERMINE WHICH SECTORS ARE CHEAP, THUS PROVIDING VALUE, AND WHICH SECTORS ARE EXPENSIVE. INDIVIDUAL SECURITIES ARE THEN SELECTED. THIS IN-DEPTH ANALYSIS ALLOWS US TO IDENTIFY MARKET INEFFICIENCIES AND TRADING OPPORTUNITIES.

4    CASH MANAGEMENT PORTFOLIOS


CASH MANAGEMENT PORTFOLIOS

[PHOTO OF JAMES M. HANNAN OMITTED]
JAMES M. HANNAN
PORTFOLIO MANAGER

JAMES M. HANNAN IS MANAGER OF EACH PORTFOLIO AND OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 14 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



U.S. Treasury Cash Management
U.S. Government Cash Management
Prime Cash Management
Tax-Free Cash Management

Management Discussion and Analysis
      The horrific events of September 11 most likely will result in the U.S. economy experiencing a recession. Prior to the terrorist attacks, the economy was very weak and on the verge of a recession. Only the consumer sector was displaying signs of growth. In particular, the housing market remained strong as low mortgage rates and a relatively low unemployment rate of 4.9% provided a positive environment for home buyers and sellers. The Federal Reserve had eased only 25 basis points on August 21, reducing the Fed Funds target to 3.5%. However, since the terrorist attacks the Fed has eased aggressively. As of November 7, the Fed Funds target was 2.0%, the lowest level since the early 1960s. The Fed is concerned that American consumers' confidence has been deeply hurt by the attacks and that consumer spending will slow dramatically, especially in the travel and lodging sectors. The economy posted its first decline in Gross Domestic Product (GDP) since 1993 in the third quarter. The future path of the economy is extremely uncertain given the recent events and the impact they will have on you and me, as American consumers.

      Interest rates moved significantly lower over the last six months. The 3-month Treasury bill declined in yield from 3.9% on April 30 to a low yield of 2.0% on October 31, as investors sought the safety of U.S. Treasury securities. The majority of this "flight to quality" occurred after September 11. During the past six months we extended the average maturity of the ARK Cash Management Portfolios. We now think that the Federal Reserve will ease an additional 25 basis points before year-end. We have also reviewed our approved list of money market issuers, and believe that all of these issuers continue to present minimal credit risk. Looking forward, we will continue to utilize our conservative and disciplined relative value investment process.


October 31, 2001  /   SEMI ANNUAL REPORT

                                                    CASH MANAGEMENT PORTFOLIOS 5

Performance as of October 31, 2001 (Unaudited)*

U.S. TREASURY CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------
                                                         IMONEYNET INC.
                   CORP.      CORP. II     CORP. III   100% U.S. TREASURY
                   CLASS        CLASS        CLASS          AVERAGE+
--------------------------------------------------------------------------------
 Seven Day
 Effective Yield   3.70%        2.57%        2.41%           2.31%
--------------------------------------------------------------------------------

 THIRTY-DAY YIELD COMPARISON

 [LINE GRAPH OMITTED]

       ARK TREASURY CASH     ARK TREASURY CASH        ARK TREASURY CASH      IMONEYNET, INC.
     MANAGEMENT PORTFOLIO,  MANAGEMENT PORTFOLIO,   MANAGEMENT PORTFOLIO        100% U.S.
         CORPORATE CLASS     CORPORATE II CLASS       CORPORATE III CLASS    TREASURY AVERAGE+
 11/30/00                           5.69%                    7.07%                 5.67%
 12/31/00                           5.65                     7.22                  5.61
 1/31/01                            5.25                     7.06                  5.37
 2/28/01                            4.97                     7.13                  5.04
 3/31/01                            4.69                     5.26                  4.62
 4/30/01                            4.18                     3.53                  4.23
 5/31/01                            3.56                     3.52                  3.80
 6/30/01                            3.52                     3.51                  3.36
 7/31/01                            3.34                     3.50                  3.22
 8/31/01                            3.12                     3.28                  3.08
 9/30/01      4.25%                 2.96                     2.81                  2.77
 10/31/01     3.87                  2.56                     2.41                  2.38

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------
                                              IMONEYNET INC.    IMONEYNET INC.
                CORP. CORP. II  CORP. III  GOV'T ONLY INSTITU-   U.S. GOV'T &
                CLASS   CLASS    CLASS     TIONS ONLY AVERAGE+ AGENCIES AVERAGE+
--------------------------------------------------------------------------------
Seven Day
Effective Yield  3.54%  2.29%    2.14%           2.34%              2.15%
--------------------------------------------------------------------------------

 THIRTY-DAY YIELD COMPARISON

 [LINE GRAPH OMITTED]

    ARK U.S. GOVERNMENT CASH  ARK U.S. GOVERNMENT CASH  ARK U.S. GOVERNMENT CASH     IMONEYNET, INC.        IMONEYNET, INC.
      MANAGEMENT PORTFOLIO,      MANAGEMENT PORTFOLIO,    MANAGEMENT PORTFOLIO,      GOVERNMENT ONLY       U.S. GOVERNMENT &
        CORPORATE CLASS          CORPORATE II CLASS       CORPORATE III CLASS  INSTITUTIONS ONLY AVERAGE+  AGENCIES AVERAGE+
 11/30/00     6.04%                    6.16%                    6.01%                    6.09%                  5.92%
 12/31/00     6.45                     6.09                     5.94                     6.01                   5.85
 1/31/01      5.32                     5.66                     5.51                     5.69                   5.55
 2/28/01      6.53                     5.12                     4.97                     5.25                   5.14
 3/31/01      4.84                     4.90                     4.75                     4.88                   4.70
 4/30/01      4.15                     4.45                     4.30                     4.47                   4.31
 5/31/01      5.94                     3.93                     3.78                     3.96                   3.87
 6/30/01      3.99                     3.72                     3.57                     3.62                   3.50
 7/31/01      4.31                     3.50                     3.35                     3.42                   3.27
 8/31/01      3.73                     3.31                     3.16                     3.31                   3.11
 9/30/01      3.96                     2.85                     2.70                     2.89                   2.72
 10/31/01     3.48                     2.29                     2.14                     2.37                   2.24


PRIME CASH MANAGEMENT PORTFOLIO
------------------------------------------------------------------------------------
                                                 IMONEYNET, INC.     IMONEYNET, INC.
                  CORP. CORP. II CORP. III FIRST TIER INSTITUTIONAL   FIRST TIER
                  CLASS   CLASS    CLASS        ONLY AVERAGE+           AVERAGE+
------------------------------------------------------------------------------------
 Seven Day
 Effective Yield   2.46%  2.20%     2.04%             2.48%               2.11%
------------------------------------------------------------------------------------

 THIRTY-DAY YIELD COMPARISON

 [LINE GRAPH OMITTED]

         ARK PRIME CASH         ARK PRIME CASH             ARK PRIME CASH           IMONEYNET, INC.          IMONEYNET, INC.
     MANAGEMENT PORTFOLIO,   MANAGEMENT PORTFOLIO,      MANAGEMENT PORTFOLIO,   FIRST TIER INSTITUTIONAL       FIRST TIER
         CORPORATE CLASS      CORPORATE II CLASS        CORPORATE III CLASS          ONLY AVERAGE+              AVERAGE+
11/30/00      6.41%                 6.16%                       6.01%                    6.25%                    5.90%
12/31/00      6.37                  6.12                        5.97                     6.25                     5.89
1/31/01       6.16                  5.91                        5.76                     5.97                     5.63
2/28/01       5.46                  5.20                        5.05                     5.48                     5.16
3/31/01       5.18                  4.93                        4.77                     5.05                     4.71
4/30/01       4.74                  4.49                        4.34                     4.69                     4.37
5/31/01       4.11                  3.86                        3.71                     4.22                     3.93
6/30/01       3.91                  3.66                        3.51                     3.82                     3.50
7/31/01       3.69                  3.44                        3.29                     3.58                     3.25
8/31/01       3.51                  3.25                        3.10                     3.43                     3.07
9/30/01       3.10                  2.85                        2.70                     3.10                     2.74
10/31/01      2.50                  2.25                        2.10                     2.58                     2.24

TAX-FREE CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------
                                IMONEYNET, INC.          IMONEYNET, INC.
                CORP. III   TAX-FREE INSTITUTIONAL   TF STOCKBROKER & GENERAL
                  CLASS          ONLY AVERAGE+          PURPOSE AVERAGE+
--------------------------------------------------------------------------------
Seven Day
Effective Yield   1.52%               1.82%                   1.62%
--------------------------------------------------------------------------------

 THIRTY-DAY YIELD COMPARISON

 [LINE GRAPH OMITTED]

        ARK TAX-FREE CASH     IMONEYNET, INC.           IMONEYNET, INC.
     MANAGEMENT PORTFOLIO, TAX-FREE INSTITUTIONAL  TAX-FREE STOCKBROKER &
       CORPORATE III CLASS     ONLY AVERAGE+      GENERAL PURPOSE AVERAGE+
11/30/00      3.66%                 3.97%                  3.73%
12/31/00      3.58                  3.85                   3.62
1/31/01       2.69                  2.93                   2.74
2/28/01       2.82                  3.38                   3.19
3/31/01       2.43                  2.96                   2.74
4/30/01       2.96                  3.40                   3.18
5/31/01       2.67                  3.10                   2.93
6/30/01       2.23                  2.55                   2.38
7/31/01       1.88                  2.26                   2.10
8/31/01       1.65                  2.09                   1.92
9/30/01       1.61                  1.96                   1.77
10/31/01      1.51                  1.83                   1.63

* Past performance of the Portfolios is not predictive of future performance. + The performance of the iMoneyNet, Inc. indices does not include operating expenses that are incurred by the Portfolio.

                                           SEMI ANNUAL REPORT / October 31, 2001

6   U.S. TREASURY CASH MANAGEMENT PORTFOLIO

U.S. TREASURY CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]

56%    U.S. TREASURY BILLS
44%    U.S. TREASURY NOTES

Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                        PRINCIPAL       MARKET
DESCRIPTION                          AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.0%

    U.S. TREASURY BILLS (A)
       3.605%, 11/08/01                    $2,500      $ 2,498
                                        -----------------------
       3.365%, 11/08/01                        56           56
                                        -----------------------
       3.342%, 11/08/01                     1,089        1,088
                                        -----------------------
       2.214%, 11/29/01                         3            3
                                        -----------------------
       3.568%, 12/13/01                       157          156
                                        -----------------------
       3.537%, 12/13/01                     1,728        1,721
                                        -----------------------
       3.506%, 12/13/01                     2,705        2,694
                                        -----------------------
       3.251%, 12/13/01                        13           13
                                        -----------------------
       3.458%, 12/20/01                        54           54
                                        -----------------------
       3.393%, 12/20/01                         3            3
                                        -----------------------
       3.364%, 12/20/01                        16           16
                                        -----------------------
       2.303%, 12/20/01                        30           30
                                        -----------------------
       2.181%, 01/03/02                     1,011        1,007
                                        -----------------------
       2.222%, 01/10/02                       586          583
                                        -----------------------
       2.142%, 01/17/02                        50           50
                                        -----------------------
       3.346%, 02/07/02                       770          763
                                        -----------------------
       3.313%, 02/14/02                       118          117
                                        -----------------------
       2.063%, 02/14/02                         5            5
                                        -----------------------
       2.036%, 04/25/02                       180          178
                                        -----------------------
    U.S. TREASURY NOTES
       7.500%, 11/15/01                     6,000        6,012
                                        -----------------------
       6.375%, 08/15/02                     2,500        2,552
                                        -----------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $19,599)                                         $19,599
---------------------------------------------------------------
TOTAL INVESTMENTS -- 99.0%
(COST $19,599)                                         $19,599
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%              $   191
---------------------------------------------------------------


---------------------------------------------------------------
  DESCRIPTION                                      VALUE (000)
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF CORPORATE CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 100 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              $     --
                                                      ---------
PORTFOLIO SHARES OF CORPORATE II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 19,535,694 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               19,536
                                                      ---------
PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 244,603 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                  245
                                                      ---------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 9
                                                      ---------
TOTAL NET ASSETS -- 100.0%                             $19,790
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE CLASS                   $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE II CLASS                $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE III CLASS               $1.00
---------------------------------------------------------------
(A) The effective yield at time of purchase is shown as the rate on the Statement of Net Assets.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


October 31, 2001  /   SEMI ANNUAL REPORT

                                     U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO 7

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]

63%   REPURCHASE AGREEMENTS
37%   U.S. GOVERNMENT AGENCY OBLIGATIONS

Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.3%

    FHLB
       4.500%, 04/04/02                   $ 5,000      $ 5,006
                                        -----------------------
       7.250%, 05/15/02                     5,000        5,079
                                        -----------------------
    FHLB (A)
       2.540%, 11/01/01                     5,000        4,996
                                        -----------------------
       2.493%, 11/01/01                    15,000       14,993
                                        -----------------------
       2.490%, 11/01/01                    10,000        9,992
                                        -----------------------
       2.246%, 11/28/01                    15,000       14,990
                                        -----------------------
    FHLMC
       5.500%, 05/15/02                    15,000       15,174
                                        -----------------------
       6.625%, 08/15/02                    27,000       27,829
                                        -----------------------
       6.250%, 10/15/02                     5,000        5,186
                                        -----------------------
    FNMA
       6.440%, 11/21/01                     5,000        5,000
                                        -----------------------
       6.625%, 01/15/02                     5,000        5,015
                                        -----------------------
       6.625%, 04/15/02                    45,000       45,592
                                        -----------------------
       4.030%, 06/28/02                    10,000       10,000
                                        -----------------------
       6.750%, 08/15/02                    20,000       20,692
                                        -----------------------
    FNMA (A)
       2.540%, 11/01/01                    20,000       19,996
                                        -----------------------
    FNMA (B)
       3.860%, 02/08/02                    10,000        9,894
                                        -----------------------
    FNMA, MTN (A)
       2.530%, 11/01/01                    10,000       10,000
                                        -----------------------
    SLMA, MTN (A)
       2.589%, 11/06/01                    20,000       19,998
                                        -----------------------
       2.559%, 11/06/01                     9,000        8,998
                                        -----------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $258,430)                                       $258,430
---------------------------------------------------------------
REPURCHASE AGREEMENTS -- 62.6%

    DEUTSCHE BANK 2.620%, DATED 10/31/01,
    MATURES 11/01/01, REPURCHASE PRICE
    $150,010,917 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS: TOTAL
    MARKET VALUE $153,000,001)            150,000      150,000
                                        -----------------------


---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
    CREDIT SUISSE FIRST BOSTON 2.630%, DATED
    10/31/01, MATURES 11/01/01, REPURCHASE
    PRICE $25,001,827 (COLLATERALIZED BY
    U.S. GOVERNMENT OBLIGATIONS: TOTAL
    MARKET VALUE $25,504,935)            $ 25,000     $ 25,000
                                        -----------------------
    GOLDMAN SACHS GROUP 2.628%, DATED
    10/31/01, MATURES 11/01/01, REPURCHASE
    PRICE $109,490,099 (COLLATERALIZED BY
    U.S. GOVERNMENT OBLIGATIONS: TOTAL
    MARKET VALUE $111,671,749)            109,482      109,482
                                        -----------------------
    SALOMON BROTHERS 2.630%, DATED
    10/31/01, MATURES 11/01/01, REPURCHASE
    PRICE $150,010,958 (COLLATERALIZED BY
    U.S. GOVERNMENT OBLIGATIONS: TOTAL
    MARKET VALUE $153,135,239)            150,000      150,000
                                        -----------------------
TOTAL REPURCHASE AGREEMENTS
(COST $434,482)                                       $434,482
---------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
(COST $692,912)                                       $692,912
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%             $    777
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF CORPORATE CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 105 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                   --
                                                     ----------
PORTFOLIO SHARES OF CORPORATE II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 688,861,776 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              688,862
                                                     ----------
PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 4,823,579 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                4,824
                                                     ----------
UNDISTRIBUTED NET INVESTMENT INCOME                          2
                                                     ----------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 1
                                                     ----------
TOTAL NET ASSETS -- 100.0%                            $693,689
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE CLASS                   $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE II CLASS                $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE III CLASS               $1.00
---------------------------------------------------------------
(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001. The date shown is the next scheduled reset date.
(B) Discount Notes. The rate reported on the Statement of Net Assets is the discount yield at the time of purchase.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

8   PRIME CASH MANAGEMENT PORTFOLIO

PRIME CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]

53%   REPURCHASE AGREEMENTS
22%   CORPORATE OBLIGATIONS
22%   COMMERCIAL PAPER
3%    ASSET-BACKED SECURITY

Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
CORPORATE OBLIGATIONS -- 21.6%

    BANKS -- 3.8%

    CANADIAN IMPERIAL BANK
       3.450%, 02/14/02                    $2,000      $ 2,006
                                        -----------------------
    CHASE MANHATTAN
       8.500%, 02/15/02                       300          303
                                        -----------------------
    TOTAL BANKS                                        $ 2,309
---------------------------------------------------------------
    FINANCIAL SERVICES -- 11.5%

    HOUSEHOLD FINANCE, SER 3, MTN (A)
       2.478%, 11/26/01                     2,000        2,000
                                        -----------------------
    NORWEST FINANCIAL
       6.375%, 07/16/02                     1,000        1,017
                                        -----------------------
    SIGMA FINANCE, MTN (A) (B)
       2.326%, 01/23/02                     2,000        2,000
                                        -----------------------
    TYCO CAPITAL, MTN
       5.920%, 11/08/02                     2,000        2,063
                                        -----------------------
    TOTAL FINANCIAL SERVICES                           $ 7,080
---------------------------------------------------------------
    RETAIL -- 1.7%

    TARGET
       9.750%, 07/01/02                     1,000        1,038
                                        -----------------------
    TOTAL RETAIL                                       $ 1,038
---------------------------------------------------------------


---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
    SECURITY BROKERS & DEALERS -- 4.6%

    DONALDSON LUFKIN JENRETTE
       5.875%, 04/01/02                    $1,000      $ 1,008
                                        -----------------------
    LEHMAN BROTHERS HOLDINGS, SER D, MTN
       7.850%, 08/12/02                     1,000        1,029
                                        -----------------------
    MERRILL LYNCH, SER B, MTN
       4.210%, 06/05/02                       800          800
                                        -----------------------
    TOTAL SECURITY BROKERS & DEALERS                   $ 2,837
---------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $13,264)                                         $13,264
---------------------------------------------------------------
COMMERCIAL PAPER -- 22.0%

    FINANCIAL SERVICES -- 18.7%

    BAVARIA
       2.490%, 11/09/01                     2,000        1,999
                                        -----------------------
    CIESCO
       3.440%, 11/06/01                     1,500        1,499
                                        -----------------------
    CORPORATE RECEIVABLES
       2.410%, 11/20/01                     2,000        1,998
                                        -----------------------
    DAKOTA NOTES
       2.350%, 12/05/01                     2,000        1,996
                                        -----------------------
    EDISON ASSET SECURITIZATION
       2.240%, 01/25/02                     2,000        1,989
                                        -----------------------
    FALCON ASSET SECURITIZATION
       2.500%, 11/08/01                     2,000        1,999
                                        -----------------------
    TOTAL FINANCIAL SERVICES                           $11,480
---------------------------------------------------------------
    RETAIL -- 3.3%

    CVS
       2.380%, 11/19/01                     2,000        1,998
                                        -----------------------
    TOTAL RETAIL                                       $ 1,998
---------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $13,478)                                         $13,478
---------------------------------------------------------------
ASSET-BACKED SECURITY -- 3.3%

    FORD CREDIT AUTO OWNER TRUST, SER 2001-E,
    CL A1
       2.583%, 06/15/02                     2,033        2,033
                                        -----------------------
TOTAL ASSET-BACKED SECURITY
(COST $2,033)                                          $ 2,033
---------------------------------------------------------------

October 31, 2001  /   SEMI ANNUAL REPORT

                                   PRIME CASH MANAGEMENT PORTFOLIO (CONCLUDED) 9

---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
REPURCHASE AGREEMENTS -- 53.0%

    CREDIT SUISSE FIRST BOSTON 2.630%, DATED
    10/31/01, MATURES 11/01/01, REPURCHASE
    PRICE $10,000,731 (COLLATERALIZED BY
    U.S. GOVERNMENT OBLIGATIONS: TOTAL
    MARKET VALUE $10,201,974)             $10,000      $10,000
                                        -----------------------
    GOLDMAN SACHS GROUP 2.623%, DATED
    10/31/01, MATURES  11/01/01,
    REPURCHASE PRICE $12,449,226
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS: TOTAL MARKET
    VALUE $12,697,286)                     12,448       12,448
                                        -----------------------
    SALOMON BROTHERS 2.630%, DATED
    10/31/01, MATURES 11/01/01,
    REPURCHASE PRICE $10,000,731
    (COLLATERALIZED BY U.S. GOVERNMENT
    OBLIGATIONS: TOTAL MARKET
    VALUE $10,268,889)                     10,000       10,000
                                        -----------------------
TOTAL REPURCHASE AGREEMENTS
(COST $32,448)                                         $32,448
---------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
(COST $61,223)                                         $61,223
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%                $  53
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF CORPORATE CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 865,047 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                  865
                                                     ----------
PORTFOLIO SHARES OF CORPORATE II CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 51,952,406 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               51,952
                                                     ----------
PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 8,453,183 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                                8,453
                                                     ----------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                 6
                                                     ----------
TOTAL NET ASSETS -- 100.0%                             $61,276
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE CLASS                   $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE II CLASS                $1.00
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE III CLASS               $1.00
---------------------------------------------------------------
(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001. The date shown is the next scheduled reset date.
(B) Security exempt from registration under rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration normally qualified to institutions.

Cl -- Class
MTN -- Medium Term Note
Ser -- Series
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

10   TAX-FREE CASH MANAGEMENT PORTFOLIO

TAX-FREE CASH MANAGEMENT PORTFOLIO
Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]

76%  REVENUE BONDS
8%   GENERAL OBLIGATIONS
8%   ANTICIPATION NOTES
8%   TAX-EXEMPT COMMERCIAL PAPER

Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 100.4%

    CALIFORNIA -- 3.9%

    CALIFORNIA STATE, RAN
       3.250%, 06/28/02                    $  900       $  906
                                        -----------------------
    TOTAL CALIFORNIA                                    $  906
---------------------------------------------------------------
    DISTRICT OF COLUMBIA -- 4.2%

    DISTRICT OF COLUMBIA, TECP, AMBAC
       2.100%, 11/27/01                     1,000        1,000
                                        -----------------------
    TOTAL DISTRICT OF COLUMBIA                          $1,000
---------------------------------------------------------------
    FLORIDA -- 14.4%

    FLORIDA STATE, HOUSING FINANCE
    AUTHORITY RB, SER AA, FNMA (A)
       1.950%, 11/07/01                     1,100        1,100
                                        -----------------------
    LEE COUNTY, HOUSING FINANCE AUTHORITY
    RB, FORESTWOOD APARTMENTS PROJECT,
    SER A, FNMA (A)
       1.950%, 11/07/01                     1,000        1,000
                                        -----------------------
    PINELLAS COUNTY, HOUSING & FINANCE
    AUTHORITY RB, FOXBRIDGE APARTMENTS, SER A,
    FNMA (A)
       1.950%, 11/07/01                     1,300        1,300
                                        -----------------------
    TOTAL FLORIDA                                       $3,400
---------------------------------------------------------------
    GEORGIA -- 2.1%

    HAPEVILLE, INDUSTRIAL DEVELOPMENT AUTHORITY
    RB, HAPEVILLE HOTEL PROJECT, LOC (A)
       1.950%, 11/01/01                       500          500
                                        -----------------------
    TOTAL GEORGIA                                       $  500
---------------------------------------------------------------


---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
    ILLINOIS -- 0.4%

    ILLINOIS STATE, DEVELOPMENT FINANCE
    AUTHORITY RB, POLLUTION CONTROL, AMOCO OIL
    PROJECT (A)
       2.050%, 11/01/01                     $ 100       $  100
                                        -----------------------
    TOTAL ILLINOIS                                      $  100
---------------------------------------------------------------
    KENTUCKY -- 4.0%

    KENTON COUNTY, INDUSTRIAL BUILDING RB,
    BAPTIST CONVALESCENT CENTER, LOC (A)
       2.240%, 11/07/01                       950          950
                                        -----------------------
    TOTAL KENTUCKY                                      $  950
---------------------------------------------------------------
    MARYLAND -- 11.4%

    BALTIMORE COUNTY, GAS & ELECTRIC TECP
       2.150%, 11/05/01                       800          800
                                        -----------------------
    MARYLAND STATE, HEALTH & HIGHER EDUCATION
    FACILITIES AUTHORITY RB, HOSPITAL &
    UNIVERSITY IMPROVEMENTS, SER A, LOC (A)
       2.000%, 11/07/01                       800          800
                                        -----------------------
    MARYLAND STATE, HEALTH & HIGHER EDUCATION
    FACILITIES AUTHORITY RB, POOLED LOAN
    PROGRAM, SER B, LOC (A)
       1.900%, 11/07/01                     1,100        1,100
                                        -----------------------
    TOTAL MARYLAND                                      $2,700
---------------------------------------------------------------
    MINNESOTA -- 7.2%

    MINNEAPOLIS GO (A)
       2.000%, 11/01/01                       700          700
                                        -----------------------
    MINNESOTA STATE, SCHOOL DISTRICTS TAX &
    AID COP, SCHOOL DISTRICT PROGRAM,
    SER A
       3.250%, 08/27/02                     1,000        1,005
                                        -----------------------
    TOTAL MINNESOTA                                     $1,705
---------------------------------------------------------------
    MISSOURI -- 4.7%

    COLUMBIA RB, SER A, LOC (A)
       2.000%, 11/07/01                     1,000        1,000
                                        -----------------------
    MISSOURI STATE, HEALTH & EDUCATIONAL
    FACILITIES AUTHORITY RB, WASHINGTON
    UNIVERSITY PROJECT, SER A (A)
       2.050%, 11/01/01                       100          100
                                        -----------------------
    TOTAL MISSOURI                                      $1,100
---------------------------------------------------------------

October 31, 2001  /   SEMI ANNUAL REPORT

                               TAX-FREE CASH MANAGEMENT PORTFOLIO (CONTINUED) 11

---------------------------------------------------------------
                                        PRINCIPAL      MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
    NEW HAMPSHIRE -- 2.1%

    NEW HAMPSHIRE STATE, HOUSING FINANCE
    AUTHORITY RB, FNMA (A)
       1.950%, 11/07/01                    $  500       $  500
                                        -----------------------
    TOTAL NEW HAMPSHIRE                                 $  500
---------------------------------------------------------------
    NEW JERSEY -- 5.9%

    NEW JERSEY STATE, MUNICIPAL SECURITIES TRUST
    RECEIPTS RB, SER CB1 (A)
       2.100%, 02/15/02                     1,400        1,400
                                        -----------------------
    TOTAL NEW JERSEY                                    $1,400
---------------------------------------------------------------
    NEW YORK -- 1.7%

    NEW YORK CITY, MUNICIPAL WATER FINANCE
    AUTHORITY RB,  WATER & SEWER SYSTEMS,
    SER C, FGIC (A)
       1.950%, 11/01/01                       400          400
                                        -----------------------
    TOTAL NEW YORK                                      $  400
---------------------------------------------------------------
    NORTH CAROLINA -- 2.5%

    GUILFORD COUNTY GO, SER C (A)
       2.150%, 11/07/01                       600          600
                                        -----------------------
    TOTAL NORTH CAROLINA                                $  600
---------------------------------------------------------------
    PENNSYLVANIA -- 12.6%

    ALLEGHENY COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, LONGWOOD AT OAKMONT
    PROJECT, SER B (A)
       2.000%, 11/01/01                       200          200
                                        -----------------------
    DELAWARE VALLEY, REGIONAL FINANCE
    AUTHORITY RB, SER A, LOC (A)
       1.950%, 11/07/01                       400          400
                                        -----------------------
    EMMAUS, GENERAL AUTHORITY RB, LOCAL
    GOVERNMENT PROJECT, SER G (A)
       2.000%, 11/07/01                       500          500
                                        -----------------------
    LANCASTER COUNTY, HOSPITAL AUTHORITY RB,
    HEALTH CENTER MASONIC HOMES PROJECT,
    AMBAC (A)
       2.000%, 11/07/01                     1,185        1,185
                                        -----------------------
    LEHIGH COUNTY, SEWER AUTHORITY RB,
    SER B, FGIC (A)
       1.900%, 11/07/01                       100          100
                                        -----------------------
    PENNSYLVANIA STATE, GO, SER 309,
    LOC (A)
       2.110%, 11/01/01                       500          500
                                        -----------------------
    YORK, GENERAL POOLED FINANCE AUTHORITY
    RB, SUB-SER A, AMBAC (A)
       2.100%, 11/01/01                       100          100
                                        -----------------------
    TOTAL PENNSYLVANIA                                  $2,985
---------------------------------------------------------------


---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                        AMOUNT (000)  VALUE (000)
---------------------------------------------------------------
    SOUTH CAROLINA -- 2.5%

    SOUTH CAROLINA STATE, JOBS ECONOMIC
    DEVELOPMENT AUTHORITY RB, CATHOLIC
    DIOCESE PROJECT, LOC (A)
       2.200%, 11/01/01                    $  600       $  600
                                        -----------------------
    TOTAL SOUTH CAROLINA                                $  600
---------------------------------------------------------------
    TEXAS -- 8.9%

    PORT ARTHUR, NAVIGATION DISTRICT AUTHORITY
    RB, TEXACO PROJECT (A)
       2.050%, 11/01/01                       500          500
                                        -----------------------
    SAN ANTONIO, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, RIVERCENTER PROJECT,
    LOC (A)
       2.150%, 11/01/01                       600          600
                                        -----------------------
    TEXAS STATE, TRAN, SER A-L32
       3.750%, 08/29/02                     1,000        1,010
                                        -----------------------
    TOTAL TEXAS                                        $ 2,110
---------------------------------------------------------------
    UTAH -- 6.4%

    EMERY COUNTY, POLLUTION CONTROL
    AUTHORITY RB, PACIFICORP PROJECT,
    SER 1991, LOC (A)
       2.050%, 11/07/01                       900          900
                                        -----------------------
    EMERY COUNTY, POLLUTION CONTROL
    AUTHORITY RB, PACIFICORP PROJECT,
    SER 1994, AMBAC (A)
       2.050%, 11/01/01                       600          600
                                        -----------------------
    TOTAL UTAH                                         $ 1,500
---------------------------------------------------------------
    WASHINGTON -- 5.1%

    WASHINGTON STATE, PUBLIC POWER SUPPLY
    SYSTEM RB, MUNICIPAL SECURITIES TRUST
    RECEIPTS, SER CMC2 (A)
       2.050%, 11/07/01                     1,200        1,200
                                        -----------------------

    TOTAL WASHINGTON                                   $ 1,200
---------------------------------------------------------------
    WYOMING -- 0.4%

    SUBLETTE COUNTY, POLLUTION CONTROL RB,
    EXXON PROJECT (A)
       2.000%, 11/01/01                       100          100
                                        -----------------------

    TOTAL WYOMING                                      $   100
---------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
(COST $23,756)                                         $23,756
---------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
(COST $23,756)                                         $23,756
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.4%)            $   (87)
---------------------------------------------------------------

                                           SEMI ANNUAL REPORT / October 31, 2001

12   TAX-FREE CASH MANAGEMENT PORTFOLIO (CONCLUDED)

---------------------------------------------------------------
  DESCRIPTION                                      VALUE (000)
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES OF CORPORATE III CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 23,658,719 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                              $23,659
                                                     ----------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS                10
                                                     ----------
TOTAL NET ASSETS -- 100.0%                             $23,669
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CORPORATE III CLASS               $1.00
---------------------------------------------------------------
(A) Variable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on October 31, 2001. The date shown is the next scheduled reset date.
COP -- Certificate of Participation
GO -- General Obligation
LOC -- Securities are held in connection with a letter of credit issued by a major bank or other financial institution.
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TECP -- Tax-Exempt Commercial Paper
TRAN -- Tax & Revenue Anticipation Note
The following organizations have provided underlying credit support for the securities listed above, as indicated.
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FNMA -- Federal National Mortgage Association
The accompanying notes are an integral part of the financial statements.

October 31, 2001  /   SEMI ANNUAL REPORT

                                                     STATEMENTS OF OPERATIONS 13

-----------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2001 (UNAUDITED)
 (000)                                          U.S. TREASURY        U.S. GOVERNMENT            PRIME                 TAX-FREE
                                               CASH MANAGEMENT       CASH MANAGEMENT       CASH MANAGEMENT        CASH MANAGEMENT
                                                  PORTFOLIO             PORTFOLIO             PORTFOLIO               PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                        $520                 $11,759                $751                  $407
                                                -----------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                          520                  11,759                 751                   407
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Administration Fees                               18                     410                  28                    21
                                                -----------------------------------------------------------------------------------
     Investment Advisory Fees                          21                     473                  32                    24
                                                -----------------------------------------------------------------------------------
     Custodian Fees                                     2                      39                  12                    --
                                                -----------------------------------------------------------------------------------
     Transfer Agency Fees                               2                      44                   3                     2
                                                -----------------------------------------------------------------------------------
     Professional Fees                                  2                      33                   1                     2
                                                -----------------------------------------------------------------------------------
     Registration Fees                                  3                      34                   2                     3
                                                -----------------------------------------------------------------------------------
     Distribution Fees--Corporate II Class             35                     782                  42                    --
                                                -----------------------------------------------------------------------------------
     Distribution Fees--Corporate III Class            --                      12                  14                    65
                                                -----------------------------------------------------------------------------------
     Printing Fees                                      2                      31                   1                     2
                                                -----------------------------------------------------------------------------------
     Trustee Fees                                      --                       6                  --                    --
                                                -----------------------------------------------------------------------------------
     Miscellaneous Fees                                 1                      26                   6                     1
                                                -----------------------------------------------------------------------------------
     TOTAL EXPENSES                                    86                   1,890                 141                   120
-----------------------------------------------------------------------------------------------------------------------------------
LESS WAIVERS:
     Administration Fees                                9                     213                  14                    11
                                                -----------------------------------------------------------------------------------
     Investment Advisory Fees                           8                     130                  19                     6
                                                -----------------------------------------------------------------------------------
     TOTAL WAIVERS                                     17                     343                  33                    17
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                69                   1,547                 108                   103
-----------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME                            451                  10,212                 643                   304
-----------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain on Investments                   7                       1                   3                     1
                                                -----------------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                       $458                 $10,213                $646                  $305
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

14   STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)
AND APRIL 30, 2001 (AUDITED)
(000)
                                                   U.S. TREASURY          U.S. GOVERNMENT                PRIME
                                                  CASH MANAGEMENT         CASH MANAGEMENT           CASH MANAGEMENT
                                                     PORTFOLIO                PORTFOLIO                PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                                 5/1/01     7/21/00*       5/1/01     6/1/00*       5/1/01     6/5/00*
                                            to 10/31/01   to 4/30/01  to 10/31/01  to 4/30/01  to 10/31/01  to 4/30/01
                                           ------------  -----------  -----------  ----------  -----------  ----------
OPERATIONS:
     Net Investment Income                      $  451      $  371      $ 10,212     $ 21,275       $  643     $  900
                                             ---------------------------------------------------------------------------
     Net Realized Gain
       on Investments                                7           2             1            3            3          3
                                             ---------------------------------------------------------------------------
     NET INCREASE IN
     NET ASSETS FROM OPERATIONS                    458         373        10,213       21,278          646        903
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Corporate Class                            --          --            --         (151)         (39)       (89)
                                             ---------------------------------------------------------------------------
         Corporate II Class                       (450)       (371)      (10,125)     (20,932)        (494)      (147)
                                             ---------------------------------------------------------------------------
         Corporate III Class                        (1)         --           (88)        (192)        (110)      (664)
                                             ---------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                          (451)       (371)      (10,213)     (21,275)        (643)      (900)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
     Corporate Class:
         Shares Issued                             279          --            --      582,181        2,140     19,750
                                             ---------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                       --          --            --           --           --         --
                                             ---------------------------------------------------------------------------
         Shares Redeemed                          (279)         --            --     (582,181)      (6,687)   (14,338)
                                             ---------------------------------------------------------------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                             --          --            --           --       (4,547)     5,412
------------------------------------------------------------------------------------------------------------------------
     Corporate II Class:
         Shares Issued                          19,464      37,698     1,629,255    1,909,978       73,684    224,552
                                             ---------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                       --          --            37           76            6          7
                                             ---------------------------------------------------------------------------
         Shares Redeemed                       (25,418)    (12,208)   (1,477,089)  (1,373,395)     (33,500)  (212,797)
                                             ---------------------------------------------------------------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS                         (5,954)     25,490       152,203      536,659       40,190     11,762
------------------------------------------------------------------------------------------------------------------------
     Corporate III Class:
         Shares Issued                             245           5        16,294       72,162        6,166     93,963
                                             ---------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                       --          --             3           13           14          9
                                             ---------------------------------------------------------------------------
         Shares Redeemed                            --          (5)      (14,568)     (69,080)      (5,218)   (86,481)
                                             ---------------------------------------------------------------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS                            245          --         1,729        3,095          962      7,491
------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM SHAREHOLDER
     TRANSACTIONS                               (5,709)     25,490       153,932      539,754       36,605     24,665
------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS                                 (5,702)     25,492       153,932      539,757       36,608     24,668
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                        25,492          --       539,757           --       24,668         --
                                             ---------------------------------------------------------------------------
     END OF PERIOD                             $19,790     $25,492      $693,689     $539,757      $61,276    $24,668
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------
FOR THE PERIODS ENDED OCTOBER 31, 2001 (UNAUDITED)
AND APRIL 30, 2001 (AUDITED)
(000)
                                                      TAX-FREE
                                                   CASH MANAGEMENT
                                                      PORTFOLIO
--------------------------------------------------------------------
                                                 5/1/01     6/23/00*
                                            to 10/31/01   to 4/30/01
                                            -----------   ----------
OPERATIONS:
     Net Investment Income                      $  304     $  776
                                           -------------------------
     Net Realized Gain
       on Investments                                1          9
                                           -------------------------
     NET INCREASE IN
     NET ASSETS FROM OPERATIONS                    305        785
--------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Corporate Class                            --         --
                                           -------------------------
         Corporate II Class                         --         --
                                           -------------------------
         Corporate III Class                      (304)      (776)
                                           -------------------------
     TOTAL DISTRIBUTIONS                          (304)      (776)
--------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
     Corporate Class:
         Shares Issued                              --         --
                                           -------------------------
         Shares Issued in Lieu of
           Cash Distributions                       --         --
                                           -------------------------
         Shares Redeemed                            --         --
                                           -------------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                             --         --
--------------------------------------------------------------------
     Corporate II Class:
         Shares Issued                              --         --
                                           -------------------------
         Shares Issued in Lieu of
           Cash Distributions                       --         --
                                           -------------------------
         Shares Redeemed                            --         --
                                           -------------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS                             --         --
--------------------------------------------------------------------
     Corporate III Class:
         Shares Issued                          25,549     69,586
                                           -------------------------
         Shares Issued in Lieu of
           Cash Distributions                       49         15
                                           -------------------------
         Shares Redeemed                       (34,592)   (36,948)
                                           -------------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS                         (8,994)    32,653
--------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS
     FROM SHAREHOLDER
     TRANSACTIONS                               (8,994)    32,653
--------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS                                 (8,993)    32,662
--------------------------------------------------------------------
NET ASSETS:
     Beginning of period                        32,662         --
                                           -------------------------
     END OF PERIOD                             $23,669    $32,662
--------------------------------------------------------------------

*   Commencement of operations.
(1) For share transactions, see Note 5 in the Notes to Financial Statements Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

October 31, 2001  /   SEMI ANNUAL REPORT

                                                         FINANCIAL HIGHLIGHTS 15

-------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2001
(UNAUDITED) AND THE PERIODS ENDED APRIL 30 (AUDITED),

                                     REALIZED
             NET ASSET                 AND     DISTRIBUTIONS DISTRIBUTIONS                                      RATIO OF
              VALUE,       NET      UNREALIZED    FROM NET       FROM      NET ASSET               NET ASSETS   EXPENSES
             BEGINNING INVESTMENT GAINS (LOSSES) INVESTMENT     CAPITAL    VALUE, END    TOTAL       END OF    TO AVERAGE
             OF PERIOD   INCOME   ON INVESTMENTS   INCOME        GAINS     OF PERIOD    RETURN+   PERIOD (000) NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Cash Management Portfolio
CORPORATE CLASS
  2001* (1)   $1.00       0.01          --         (0.01)         --          $1.00     0.67%      $     --      0.24%
-------------------------------------------------------------------------------------------------------------------------
CORPORATE II CLASS
  2001*       $1.00       0.02          --         (0.02)         --          $1.00     1.61%      $ 19,545      0.49%
-------------------------------------------------------------------------------------------------------------------------
  2001 (2)     1.00       0.04          --         (0.04)         --           1.00     4.22         25,492      0.49

CORPORATE III CLASS
  2001*       $1.00       0.02          --         (0.02)         --          $1.00     1.61%      $    245      0.64%
-------------------------------------------------------------------------------------------------------------------------
  2001 (3)     1.00       0.04          --         (0.04)         --           1.00     3.63             --      0.64

U.S. Government Cash Management Portfolio
CORPORATE CLASS
  2001*       $1.00       0.02          --         (0.02)         --          $1.00     2.15%      $     --      0.24%
-------------------------------------------------------------------------------------------------------------------------
  2001 (4)     1.00       0.03          --         (0.03)         --           1.00     3.02             --      0.24

CORPORATE II CLASS
  2001*       $1.00       0.02          --         (0.02)         --          $1.00     1.66%      $688,865      0.49%
-------------------------------------------------------------------------------------------------------------------------
  2001 (5)     1.00       0.05          --         (0.05)         --           1.00     5.39        536,662      0.49

CORPORATE III CLASS
  2001*       $1.00       0.02          --         (0.02)         --          $1.00     1.58%      $  4,824      0.64%
-------------------------------------------------------------------------------------------------------------------------
  2001 (6)     1.00       0.05          --         (0.05)         --           1.00     5.16          3,095      0.64

Prime Cash Management Portfolio
CORPORATE CLASS
  2001*       $1.00       0.02          --         (0.02)         --          $1.00     1.76%      $    866      0.24%
-------------------------------------------------------------------------------------------------------------------------
  2001 (7)     1.00       0.05          --         (0.05)         --           1.00     4.61          5,412      0.24

CORPORATE II CLASS
  2001*       $1.00       0.02          --         (0.02)         --          $1.00     1.63%      $ 51,955      0.49%
-------------------------------------------------------------------------------------------------------------------------
  2001 (8)     1.00       0.05          --         (0.05)         --           1.00     5.14         11,764      0.49

CORPORATE III CLASS
  2001*       $1.00       0.01          --         (0.02)         --          $1.00     1.56%      $  8,455      0.64%
-------------------------------------------------------------------------------------------------------------------------
  2001 (9)     1.00       0.04          --         (0.04)         --           1.00     3.97          7,492      0.64

Tax-Free Cash Management Portfolio
CORPORATE III CLASS
  2001*       $1.00       0.01          --         (0.01)         --          $1.00     0.97%      $ 23,669      0.64%
-------------------------------------------------------------------------------------------------------------------------
  2001 (10)    1.00       0.03          --         (0.03)         --           1.00     2.80         32,662      0.64


------------------------------------------
                                  RATIO
             RATIO OF NET      OF EXPENSES
              INVESTMENT       TO AVERAGE
                INCOME         NET ASSETS
              TO AVERAGE       (EXCLUDING
              NET ASSETS         WAIVERS)
-----------------------------------------
U.S. Treasury Cash Management Portfolio
CORPORATE CLASS
  2001* (1)       3.27%           0.35%
------------------------------------------
CORPORATE II CLASS
  2001*           3.19%           0.61%
------------------------------------------
  2001 (2)        4.90            0.61

CORPORATE III CLASS
  2001*           2.61%           0.78%
------------------------------------------
  2001 (3)        5.90            0.79

U.S. Government Cash Management Portfolio
CORPORATE CLASS
  2001*           2.76%           0.28%
------------------------------------------
  2001 (4)        6.40            0.31

CORPORATE II CLASS
  2001*           3.24%           0.60%
------------------------------------------
  2001 (5)        5.63            0.63

CORPORATE III CLASS
  2001*           3.04%           0.75%
------------------------------------------
  2001 (6)        5.60            0.78

Prime Cash Management Portfolio
CORPORATE CLASS
  2001*           3.83%           0.51%
------------------------------------------
  2001 (7)        6.05            0.42

CORPORATE II CLASS
  2001*           2.94%           0.63%
------------------------------------------
  2001 (8)        4.89            0.71

CORPORATE III CLASS
  2001*           3.04%           0.85%
------------------------------------------
  2001 (9)        5.79            0.82

Tax-Free Cash Management Portfolio
CORPORATE III CLASS
  2001*           1.88%           0.74%
------------------------------------------
  2001 (10)       3.26            0.81

  *  For the six-month period ended October 31, 2001. All ratios for the period have been annualized.
  +  Total return is for the period indicated and has not been annualized.
 (1) Commenced operations on September 5, 2001. All ratios for the period have been annualized.
 (2) Commenced operations on July 21, 2000. All ratios for the period have been annualized.
 (3) Commenced operations on October 6, 2000. All ratios for the period have been annualized.
 (4) Commenced operations on October 19, 2000. All ratios for the period have been annualized.
 (5) Commenced operations on June 1, 2000. All ratios for the period have been annualized.
 (6) Commenced operations on June 6, 2000. All ratios for the period have been annualized.
 (7) Commenced operations on July 28, 2000. All ratios for the period have been annualized.
 (8) Commenced operations on June 5, 2000. All ratios for the period have been annualized.
 (9) Commenced operations on August 16, 2000. All ratios for the period have been annualized.
(10) Commenced operations on June 23, 2000. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEMI ANNUAL REPORT / October 31, 2001

18   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund consists of thirty separate investment portfolios as of October 31, 2001 (individually a "Portfolio" and collectively, the "Portfolios"):

      U.S. Treasury Cash Management Portfolio
      U.S. Government Cash Management Portfolio
      Prime Cash Management Portfolio
      Tax-Free Cash Management Portfolio
        (collectively, the "Cash Management Portfolios")

      Social Issues Intermediate Fixed Income Portfolio
      Social Issues Blue Chip Equity Portfolio
      Social Issues Capital Growth Portfolio
      Social Issues Small-Cap Equity Portfolio
      Money Market Portfolio
      Tax-Free Money Market Portfolio
      U.S. Government Money Market Portfolio
      U.S. Treasury Money Market Portfolio
      Pennsylvania Tax-Free Money Market Portfolio
      Short-Term Treasury Portfolio
      Short-Term Bond Portfolio
      Maryland Tax-Free Portfolio
      Pennsylvania Tax-Free Portfolio
      Intermediate Fixed Income Portfolio
      U.S. Government Bond Portfolio
      Income Portfolio
      Balanced Portfolio
      Equity Income Portfolio
      Value Equity Portfolio
      Equity Index Portfolio
      Blue Chip Equity Portfolio
      Capital Growth Portfolio
      Mid-Cap Equity Portfolio
      Small-Cap Equity Portfolio
      International Equity Portfolio
      Emerging Markets Equity Portfolio

      The financial statements and notes presented herein are those of the Cash Management Portfolios. The financial statements of the other Portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of its Portfolios and may issue shares of one or more classes of each Portfolio.


2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Investment securities held by the Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

      INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day. It is computed by dividing the total assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.

      CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends


October 31, 2001  /   SEMI ANNUAL REPORT

                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 17

      to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

      DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the Portfolios. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, and may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on May 1, 2001. The implementation of the new accounting standards did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.


3. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Allied Investment Advisors, Inc. (AIA) is the investment advisor to each Portfolio. AIA is an affiliate of Allfirst Trust Company, N.A., the custodian and sub-administrator of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.

-----------------------------------------------------------------
  PORTFOLIO                                        ANNUAL RATE
-----------------------------------------------------------------
U.S. Treasury Cash Management                          0.15%
-----------------------------------------------------------------
U.S. Government Cash Management                        0.15%
-----------------------------------------------------------------
Prime Cash Management                                  0.15%
-----------------------------------------------------------------
Tax-Free Cash Management                               0.15%
-----------------------------------------------------------------

      AIA has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. A portion of these waivers is voluntary and may be discontinued at any time.

      SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and transfer agent for the Fund under an administration agreement and transfer agency agreement. The Administrator is entitled to receive an annual fee of 0.13% of each Portfolio's average net assets, paid monthly, for services performed under the administration agreement. The Administrator has voluntarily agreed to waive a portion of its administrative fees on certain Portfolios in order to limit total operating expenses of such Portfolios. The waiver is voluntary and may be discontinued at any time.

      Pursuant to a separate agreement between Allfirst Trust Company, N.A. and the Administrator, Allfirst Trust Company, N.A. performs sub-administration services on behalf of the Portfolios, for which it receives an annual fee, paid by the Administrator, of up to 0.0275% of each Portfolio's average net assets. Allfirst Trust Company, N.A. is currently waiving this fee. The waiver is voluntary and may be discontinued at any time.

      Effective January 1, 2002, Allfirst Trust Co., N.A. will succeed SEI Investments Mutual Funds Services as administrator and transfer agent for the Fund. Forum Administrative Services, LLC will act as sub-administrator for the Fund, and Boston Financial Data Services, Inc. will act as sub-transfer agent for the Fund.


4. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

      The Fund's Board of Trustees has adopted Distribution and Shareholder Services Plans on behalf of the Corporate II Class and Corporate IIIClass of each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, SEI Investments Distribution Co. ("SIDCO") acts as distributor for the Fund pursuant to a distribution agreement on behalf of each Portfolio. The Plans permit payment of up to 0.25% of the average net assets of the Corporate II Class shares of each Portfolio and up to 0.40% of the average net assets of the Corporate III Class shares of each Portfolio, respectively.

      Effective January 1, 2002, ARK Funds Distributors, LLC will succeed SIDCO as distributor for the Fund.


                                           SEMI ANNUAL REPORT / October 31, 2001

18   NOTES TO FINANCIAL STATEMENTS


5. SHARES ISSUED AND REDEEMED (000)

------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001
 (UNAUDITED) AND APRIL 30, 2001 (AUDITED)
 TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:

                                             U.S. TREASURY          U.S. GOVERNMENT               PRIME
                                           CASH MANAGEMENT          CASH MANAGEMENT          CASH MANAGEMENT
                                              PORTFOLIO                PORTFOLIO                PORTFOLIO
------------------------------------------------------------------------------------------------------------------
                                           5/1/01    7/21/00*       5/1/01     6/1/00*       5/1/01     6/5/00*
                                      to 10/31/01  to 4/30/01  to 10/31/01  to 4/30/01  to 10/31/01  to 4/30/01
                                     ------------ -----------  -----------  ----------  -----------  ----------
CORPORATE CLASS:
     Shares Issued                            279         --           --      582,181        2,140      19,750
                                    ------------------------------------------------------------------------------
     Shares Issued in Lieu of
       Cash Distributions                      --         --           --           --           --          --
                                    ------------------------------------------------------------------------------
     Shares Redeemed                         (279)        --           --     (582,181)      (6,687)    (14,338)
                                    ------------------------------------------------------------------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                        --         --           --           --       (4,547)      5,412
------------------------------------------------------------------------------------------------------------------
CORPORATE II CLASS:
     Shares Issued                         19,464     37,698    1,629,255    1,909,978       73,684     224,552
                                    ------------------------------------------------------------------------------
     Shares Issued in Lieu of
       Cash Distributions                      --         --           37           76            6           7
                                    ------------------------------------------------------------------------------
     Shares Redeemed                      (25,418)   (12,208)  (1,477,089)  (1,373,395)     (33,500)   (212,797)
                                    ------------------------------------------------------------------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS                    (5,954)    25,490      152,203      536,659       40,190      11,762
------------------------------------------------------------------------------------------------------------------
CORPORATE III CLASS:
     Shares Issued                            245          5       16,294       72,162        6,166      93,963
                                    ------------------------------------------------------------------------------
     Shares Issued in Lieu of
       Cash Distributions                      --         --            3           13           14           9
                                    ------------------------------------------------------------------------------
     Shares Redeemed                           --         (5)     (14,568)     (69,080)      (5,218)    (86,481)
                                    ------------------------------------------------------------------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS                       245         --        1,729        3,095          962       7,491
------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)
     IN SHARE TRANSACTIONS                 (5,709)    25,490      153,932      539,754       36,605      24,665
------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001
 (UNAUDITED) AND APRIL 30, 2001 (AUDITED)
 TRANSACTIONS IN PORTFOLIO SHARES WERE AS FOLLOWS:

                                          TAX-FREE
                                      CASH MANAGEMENT
                                          PORTFOLIO
---------------------------------------------------------
                                       5/1/01    6/23/00*
                                     10/31/01  to 4/30/01
                                    ---------  ----------
CORPORATE CLASS:
     Shares Issued                         --         --
                                    ---------------------
     Shares Issued in Lieu of
       Cash Distributions                  --         --
                                    ---------------------
     Shares Redeemed                       --         --
                                    ---------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                    --         --
---------------------------------------------------------
CORPORATE II CLASS:
     Shares Issued                         --         --
                                    ---------------------
     Shares Issued in Lieu of
       Cash Distributions                  --         --
                                    ---------------------
     Shares Redeemed                       --         --
                                    ---------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS                    --         --
---------------------------------------------------------
CORPORATE III CLASS:
     Shares Issued                     25,549     69,586
                                    ---------------------
     Shares Issued in Lieu of
       Cash Distributions                  49         15
                                    ---------------------
     Shares Redeemed                  (34,592)   (36,948)
                                    ---------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS                (8,994)    32,653
---------------------------------------------------------
     NET INCREASE (DECREASE)
     IN SHARE TRANSACTIONS             (8,994)    32,653
---------------------------------------------------------

* Commencement of operations.


October 31, 2001  /   SEMI ANNUAL REPORT

                                           NOTICE TO SHAREHOLDERS (UNAUDITED) 19

      For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

      For the fiscal year ended October 31, 2001, each Portfolio is designating the following items with regard to distribution paid during the year.

-------------------------------------------------------------------------------------------------------------------------------
                                         LONG TERM
                                        (20% RATE)           ORDINARY
                                       CAPITAL GAINS          INCOME          TAX EXEMPT                            QUALIFYING
                                       DISTRIBUTIONS       DISTRIBUTIONS        INCOME                               DIVIDENDS
  PORTFOLIO                             (TAX BASIS)         (TAX BASIS)      DISTRIBUTIONS          TOTAL               (1)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Cash Management                0%                100%                0%               100%                0%
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Cash Management              0%                100%                0%               100%                0%
-------------------------------------------------------------------------------------------------------------------------------
Prime Cash Management                        0%                100%                0%               100%                0%
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Management                     0%                  0%              100%               100%                0%
-------------------------------------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                           SEMI ANNUAL REPORT / October 31, 2001

                                      NOTES

October 31, 2001  /   SEMI ANNUAL REPORT

                               INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                               Baltimore, Maryland

                                    TRUSTEES
                              William H. Cowie, Jr.
                                 David D. Downes
                                 Victor Garland
                                  Rick A. Gold
                                Charlotte R. Kerr
                                Thomas Schweizer
                                Richard B. Seidel

                                  ADMINISTRATOR
                                Through 12/31/01:
                      SEI Investments Mutual Fund Services
                               Oaks, Pennsylvania
                                Effective 1/1/02:
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

                                   DISTRIBUTOR
                                Through 12/31/01:
                      SEI Investments Mutual Fund Services
                               Oaks, Pennsylvania
                                Effective 1/1/02:
                           ARK Funds Distributors, LLC
                                 Portland, Maine

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Boston, Massachusetts

                                    CUSTODIAN
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland



   This report and the financial statements contained herein are submitted for the general information of the shareholders of the ARK Cash Management Portfolios. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
       Shares of the Portfolios are not deposits of any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal
                 Reserve Board, or any other government agency.
           Investing in the shares involves investment risks including the possible loss of principal amount invested. For
    more information about ARK Funds Portfolios, please call 1-800-ARK-FUND.

[LOGO OMITTED] ARK FUNDS[R]
100 E. PRATT STREET, 15TH FLOOR  |  Mail Code 104-410
BALTIMORE, MD 21202


We are pleased to send you our Semi Annual Report for the period ended 10/31/01. This report contains important information about your investments in ARK Funds. Because we are sending a Semi Annual Report to each person listed as a shareholder, you (or your household) may receive more than one report.


This material must be preceded or accompanied by a current prospectus. ARK-SA-002-0100

                                                                 [RECYCLE LOGO]
                                                                RECYCLED CONTENT